Securities (Tables)	12 Months Ended
Oct. 31, 2024
Disclosure of Financial Instruments [Abstract]
Securities Maturity Schedule
The remaining terms to contractual maturities

of the securities held by the Bank are

shown on the following table.
Securities Maturity Schedule
(millions of Canadian dollars) As at
October 31 October 31

2024 2023
Remaining terms to maturities 1
Over 1 Over 3 Over 5 With no
Within year to years to years to Over 10

specific
1 year 3 years 5 years 10 years years maturity Total Total
Trading securities
Government and government-related securities
Canadian government debt
Federal $ 4,765 $ 1,228 $ 1,876 $ 1,238 $ 1,135 $ – $ 10,242 $ 9,145
Provinces

872 1,023 669 1,558 2,276 – 6,398 7,445
U.S. federal, state, municipal governments, and

agencies debt

4,308 2,215 1,580 2,686 8,072 – 18,861 24,394
Other OECD government-guaranteed debt 7,790 861 354 497 220 – 9,722 8,811
Mortgage-backed securities
Residential 459 480 97 4 – – 1,040 1,484
Commercial 110 49 74 79 – – 312 214
18,304 5,856 4,650 6,062 11,703 – 46,575 51,493
Other debt securities
Canadian issuers

900 2,722 1,037 1,194 770 – 6,623 6,072
Other issuers 3,547 7,409 2,788 1,428 686 1 15,859 14,613
4,447 10,131 3,825 2,622 1,456 1 22,482 20,685
Equity securities
Common shares – – – – – 68,670 68,670 54,204
Preferred shares – – – – – 58 58 33
– – – – – 68,728 68,728 54,237
Retained interests – – 1 – – – 1 3
Total trading securities $ 22,751 $ 15,987 $ 8,476 $ 8,684 $ 13,159 $ 68,729 $ 137,786 $ 126,418
Non-trading financial assets at fair value through

profit or loss
Government and government-related securities
U.S. federal, state, municipal governments, and

agencies debt

$ – $ – $ – $ – $ 271 $ – $ 271 $ 288
– – – – 271 – 271 288
Other debt securities
Canadian issuers

20 82 161 31 – 618 912 750
Asset-backed securities 2 13 373 11 15 – 414 1,885
Other issuers – – – – – 50 50 48
22 95 534 42 15 668 1,376 2,683
Equity securities
Common shares – – – – – 1,105 1,105 816
Preferred shares – – – – – 60 60 58
– – – – – 1,165 1,165 874
Total non-trading financial

assets at fair value

through profit or loss $ 22 $ 95 $ 534 $ 42 $ 286 $ 1,833 $ 2,812 $ 3,845
Financial assets designated at fair value through profit

or loss
Government and government-related securities
Canadian government debt
Federal $ 251 $ 30 $ 10 $ – $ 3 $ – $ 294 $ 484
Provinces

511 424 247 1,202 47 12 2,443 1,817
U.S. federal, state, municipal governments, and

agencies debt

– 9 – – – – 9 8
Other OECD government-guaranteed debt 188 104 18 – – – 310 411
950 567 275 1,202 50 12 3,056 2,720
Other debt securities
Canadian issuers

988 882 395 58 66 6 2,395 2,577
Other issuers 71 817 73 5 – – 966 521
1,059 1,699 468 63 66 6 3,361 3,098
Total financial assets designated

at fair value

through profit or loss $ 2,009 $ 2,266 $ 743 $ 1,265 $ 116 $ 18 $ 6,417 $ 5,818
1

Represents contractual maturities. Actual maturities may differ due to prepayment privileges in the applicable contract.
Securities Maturity Schedule (Continued)
(millions of Canadian dollars) As at
October 31 October 31

2024 2023
Remaining terms to maturities 1
Over 1 Over 3 Over 5 With no
Within year to years to years to Over 10

specific
1 year 3 years 5 years 10 years years maturity Total Total
Securities at fair value through other comprehensive

income
Government and government-related securities
Canadian government debt
Federal $ 4,587 $ 1,070 $ 3,447 $ 8,651 $ 384 $ – $ 18,139 $ 18,210
Provinces 2,807 2,376 6,346 9,609 132 – 21,270 19,940
U.S. federal, state, municipal governments, and

agencies debt

19,837 3,333 1,780 8,179 2,068 – 35,197 11,002
Other OECD government-guaranteed debt 863 521 173 122 – – 1,679 1,498
Mortgage-backed securities 5 1,539 593 – – – 2,137 2,277
28,099 8,839 12,339 26,561 2,584 – 78,422 52,927
Other debt securities
Asset-backed securities – – 38 94 1,252 – 1,384 4,114
Corporate and other debt 1,391 2,600 1,679 2,097 1,679 – 9,446 8,890
1,391 2,600 1,717 2,191 2,931 – 10,830 13,004
Equity securities
Common shares – – – – – 3,914 3,914 3,170
Preferred shares – – – – – 501 501 343
– – – – – 4,415 4,415 3,513
Total securities at fair value

through other

comprehensive income $ 29,490 $ 11,439 $ 14,056 $ 28,752 $ 5,515 $ 4,415 $ 93,667 $ 69,444
Debt securities at amortized cost, net of allowance for

credit losses
Government and government-related securities
Canadian government debt
Federal

$ 1,858 $ 12,431 $ 5,222 $ 2,095 $ 1,385 $ – $ 22,991 $ 25,344
Provinces 1,587 2,496 5,192 9,339 – – 18,614 17,474
U.S. federal, state, municipal governments, and

agencies debt

3,565 19,028 28,157 28,363 44,986 – 124,099 146,217
Other OECD government-guaranteed debt 11,134 18,391 7,133 2,736 – – 39,394 41,269
18,144 52,346 45,704 42,533 46,371 – 205,098 230,304
Other debt securities
Asset-backed securities 49 6,653 3,821 6,734 12,451 – 29,708 39,888
Non-agency collateralized mortgage obligation
portfolio – – – 209 15,153 – 15,362 16,791
Canadian issuers 309 2,899 392 1,122 – – 4,722 4,552
Other issuers 2,547 6,099 6,044 2,035 – – 16,725 16,481
2,905 15,651 10,257 10,100 27,604 – 66,517 77,712
Total debt securities at amortized

cost, net of

allowance for credit losses 21,049 67,997 55,961 52,633 73,975 – 271,615 308,016
Total securities $ 75,321 $ 97,784 $ 79,770 $ 91,376 $ 93,051 $ 74,995 $ 512,297 $ 513,541
1

Represents contractual maturities. Actual maturities may differ due to prepayment privileges in the applicable contract.

Summary of Unrealized Gains and Losses
The following table summarizes the unrealized

gains and losses as at October 31, 2024

and October 31, 2023.
Unrealized Securities Gains (Losses) for

Securities at Fair Value Through Other Comprehensive

Income
(millions of Canadian dollars) As at
October 31, 2024 October 31, 2023
Cost/ Gross Gross Cost/ Gross Gross
amortized unrealized unrealized Fair amortized unrealized unrealized Fair cost 1 gains (losses) value cost 1 gains (losses) value
Government and government-related
securities
Canadian government debt
Federal

$ 18,281 $ 17 $ (159) $ 18,139 $ 18,335 $ 45 $ (170) $ 18,210
Provinces 21,263 77 (70) 21,270 19,953 105 (118) 19,940
U.S. federal, state, municipal governments, and

agencies debt

35,371 22 (196) 35,197 11,260 17 (275) 11,002
Other OECD government-guaranteed debt 1,687 1 (9) 1,679 1,521 1 (24) 1,498
Mortgage-backed securities 2,125 17 (5) 2,137 2,313 – (36) 2,277
78,727 134 (439) 78,422 53,382 168 (623) 52,927
Other debt securities

Asset-backed securities 1,397 1 (14) 1,384 4,146 – (32) 4,114
Corporate and other debt 9,419 77 (50) 9,446 8,946 43 (99) 8,890
10,816 78 (64) 10,830 13,092 43 (131) 13,004
Total debt securities 89,543 212 (503) 89,252 66,474 211 (754) 65,931
Equity securities

Common shares 3,810 176 (72) 3,914 3,191 95 (116) 3,170
Preferred shares 632 29 (160) 501 566 1 (224) 343
4,442 205 (232) 4,415 3,757 96 (340) 3,513
Total securities at fair value through other

comprehensive income $ 93,985 $ 417 $ (735) $ 93,667 $ 70,231 $ 307 $ (1,094) $ 69,444
1

Includes the foreign exchange translation of amortized cost balances at the period-end spot rate.

Summary of Equity Securities Designated at Fair Value Through Other Comprehensive Income
The following table summarizes the fair

value of equity securities designated at

FVOCI as at
October 31, 2024 and October 31, 2023, and

dividend income recognized on these securities

for the years ended October 31, 2024 and

October 31, 2023.
Equity Securities Designated at Fair Value Through

Other Comprehensive Income

(millions of Canadian dollars) As at For the years ended
October 31, 2024 October 31, 2023 October 31, 2024 October 31, 2023
Fair value Dividend income recognized
Common shares $ 3,914 $ 3,170 $ 153 $ 476

Preferred shares 501 343 155 136
Total $ 4,415 $ 3,513 $ 308 $ 612

Summary of Equity Securities Net Realized Gains (Losses) Explanatory
The Bank disposed of certain equity securities

in line with the Bank’s investment strategy

and disposed of FHLB stocks in accordance

with FHLB member
stockholding requirements, as follows:
Equity Securities Net Realized Gains

(Losses)
(millions of Canadian dollars) For the years ended
October 31 October 31

2024 2023
Equity Securities 1
Fair value $ 643 $ 230
Cumulative realized gain/(loss) 121 (18)
FHLB Stock
Fair value 187 1,575

Cumulative realized gain/(loss) – –
1

Includes disposal of the Bank’s holdings in First Horizon Corporation (“First Horizon”) common shares in the third quarter of fiscal 2024.

Summary of Securities Net Realized Gains (Losses)
The following table summarizes the net realized

gains and
losses on securities disposed of during

the years ended October 31, 2024 and October

31, 2023, which are included in Other income

(loss) on the Consolidated
Statement of Income.
Debt Securities Net Realized Gains (Losses)
(millions of Canadian dollars) For the years ended
October 31 October 31

2024 2023
Debt securities at amortized cost
1
$ (381) $ (57)
Debt securities at fair value through other

comprehensive income

23

9
Total $ (358) $ (48)
1

Includes $
311

million (US$
226

million) (October 31, 2023 –
nil
) of pre-tax losses on debt securities at amortized cost related to the balance sheet restructuring initiative undertaken in the
U.S. Retail segment. Refer to Note 26 for additional information regarding the asset limitation on TD’s two

U.S. bank subsidiaries. As of December 4, 2024, the Bank has sold additional debt securities during the first quarter of fiscal 2025, resulting in approximately an additional $ 330 million (US$
236

million) of pre-tax losses on debt securities at amortized cost.

Summary of Debt Securities by Risk Rating
The following table provides the gross carrying

amounts of debt securities measured

at amortized cost and debt securities at

FVOCI by internal risk rating for credit
risk management purposes, presenting

separately those debt securities that are

subject to Stage 1, Stage 2, and Stage 3

allowances. Refer to the “Allowance

for
Credit Losses” table in Note 8 for details regarding

the allowance and provision for credit losses

on debt securities.
Debt Securities by Risk Rating

(millions of Canadian dollars) As at
October 31, 2024 October 31, 2023
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Debt securities
1
Investment grade
$ 360,272 $ – $ n/a $ 360,272 $ 373,317 $ – $ n/a $ 373,317
Non-investment grade
439 91 n/a 530 519 – n/a 519
Watch and classified
n/a 68 n/a 68 n/a 113 n/a 113
Default
n/a n/a – – n/a n/a – –
Total debt securities 360,711 159 – 360,870 373,836 113 – 373,949
Allowance for credit losses on debt
securities at amortized cost
3 – – 3 2 – – 2
Total debt securities, net of allowance
$ 360,708 $ 159 $ – $ 360,867 $ 373,834 $ 113 $ – $ 373,947
Includes debt securities backed by government-guaranteed loans of $ 113 million (October 31, 2023 – $
104

million), which are reported in Non-investment grade or a lower risk rating based on the issuer’s credit risk.